SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	6 Months Ended
Mar. 31, 2025
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Schedule of estimated useful lives of the assets

Items	Useful life
Property and buildings	20–40 years
Leasehold improvement	Lesser of useful life and lease term
Machinery and equipment	3–10 years
Automobiles	3–5 years
Office and electric equipment	3–5 years

Schedule of estimated useful lives of intangible assets

Items	Useful life
Land use rights	50 years
Software	10 years
License for drug manufacturing	10 years

Schedule of shareholders' equity for the non-controlling interest from each subsidiary that is not 100% owned

	As of
	March 31,	September 30,
	2025	2024
Gansu QLS	$1,161,373	$1,146,121
Chengdu QLS and subsidiaries	184,899	181,315
Zhongqiao	21,923	22,069
Total	$1,368,195	$1,349,505

Schedule of selling, general and administrative, research and development expense

	For the six months ended
	March 31,
	2025	2024	2023
Selling expense	$451,145	$229,092	$445,154
General and administrative expense	3,770,496	1,396,655	1,366,888
Research and development expense	528,099	467,363	272,073
Total	$4,749,740	$2,093,110	$2,084,115

Schedule of computation of basic and diluted earnings (loss) per share

	For the six months ended March 31,
	2025	2024*		2023*
Numerator:
Net income (loss) attributable to ordinary shareholders	$(861,220)	$414,468		$495,521

Denominator:
Weighted-average number of ordinary shares outstanding – basic	31,615,463	7,226,480	*	7,226,480	*
Weighted-average number of ordinary shares outstanding – diluted	31,615,463	7,226,480	*	7,226,480	*
Earnings (loss) per share – basic	$(0.03)	$0.06		$0.07
Earnings (loss) per share – diluted	$(0.03)	$0.06		$0.07

*The shares and per share data are presented on a retroactive basis to reflect the Company’s Share Consolidation.

Schedule of currency exchange rates

	March 31, 2025	September 30, 2024
Year-end spot rate	US$1=RMB 7.1782	US$1=RMB 7.0074

Average rate	US$1=RMB 7.1671	US$1=RMB 7.1178

Schedule of reconciliation of the beginning and ending balance of the assets and liabilities measured at fair value on recurring basis

	As of	As of	As of
	March 31,	March 31,	March 31,
	2025	2024	2023
Beginning balance	$8,323,587	$13,943,019	19,470,400
Change in fair value	(3,433,407)	1,066,927	245,800
Ending balance	$4,890,180	$15,009,946	19,716,200